Long-Term Borrowings	12 Months Ended
Dec. 31, 2023
Long-Term Borrowings
Long-Term Borrowings

Note 18.  Long-Term Borrowings

	December 31,	December 31,
	2022	2023

	(in thousands)
Unsecured borrowings	$46,500	40,500
Less: current portion	(6,000)	(6,000)
Total	$40,500	34,500
Unused long-term credit lines	$83,500	139,500
Interest rate	5.48%	6.25%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

The Company entered into unsecured borrowings with Chang Hwa Bank, in the amount of $40,000 thousand on August 4, 2020 and $20,000 thousand on September 2, 2020, respectively, with a term of ten years. Funding from long-term unsecured borrowings was used to repay the existing debts of financial institutions and broaden the Company’s working capital.

As of December 31, 2022 and 2023, for enhancing the guaranty, land and building and improvements totaling $65,571 thousand and $63,352 thousand are pledged as collateral. Please refer to Note 27.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$52,500	46,500
Change from financing activities:
Proceeds from borrowings	40,000	—
Repayments of borrowings	(46,000)	(6,000)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$46,500	40,500